Financial instruments - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 237,018	$ 228,542
Allowance account for credit losses of financial assets, percent	3.40%
Liquidity risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 39,999	$ 46,550
Currency risk
Disclosure of credit risk exposure [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact to net income (loss)	$ 6,000
Floating interest rate | Interest rate risk
Disclosure of credit risk exposure [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Floating interest rate | Currency risk
Disclosure of credit risk exposure [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Bottom of range | Interest rate risk
Disclosure of credit risk exposure [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact to net income (loss)	$ 4,000
Top of range | Interest rate risk
Disclosure of credit risk exposure [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact to net income (loss)	$ 5,000